Fixed Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation Expenses	$ 350,000	$ 573,000	$ 669,000
Amortization Expense	11,000	10,000
Selling, General and Administrative Expenses
Property, Plant and Equipment [Line Items]
Depreciation Expenses	$ 9,000